Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Summary of Company and State Bank's actual capital amounts and ratios
Capital actual amount (Risk-Weighted Assets) (Total Capital)	$ 59,448	$ 52,010
Capital adequacy purposes amount (Risk-Weighted Assets) (Total Capital)	37,799	36,749
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Total Capital)
Capital actual amount (Risk-Weighted Assets) (Tier 1 Capital)	45,854	40,207
Capital adequacy purposes amount (Risk-Weighted Assets) (Tier 1 Capital)	18,935	18,424
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Tier 1 Capital)
Capital actual amount (Average Assets) (Tier 1 Capital)	45,854	40,207
Capital adequacy purposes amount (Average Assets) (Tier 1 Capital)	24,763	24,563
Capital to be well capitalized under prompt corrective action provisions amount (Average Assets) (Tier 1 Capital)
Capital actual ratio (Risk-Weighted Assets) (Total Capital)	12.60%	11.40%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Total Capital)	8.00%	8.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Total Capital)
Capital actual ratio (Risk-Weighted Assets) (Tier 1 Capital)	9.70%	8.80%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Tier 1 Capital)
Capital actual ratio (Average Assets) (Tier 1 Capital)	7.40%	6.50%
Capital adequacy purposes ratio (Average Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Average Assets) (Tier 1 Capital)
State Bank [Member]
Summary of Company and State Bank's actual capital amounts and ratios
Capital actual amount (Risk-Weighted Assets) (Total Capital)	57,138	54,564
Capital adequacy purposes amount (Risk-Weighted Assets) (Total Capital)	37,647	36,348
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Total Capital)	47,059	45,435
Capital actual amount (Risk-Weighted Assets) (Tier 1 Capital)	51,244	48,878
Capital adequacy purposes amount (Risk-Weighted Assets) (Tier 1 Capital)	18,824	18,174
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Tier 1 Capital)	28,235	27,261
Capital actual amount (Average Assets) (Tier 1 Capital)	51,244	48,878
Capital adequacy purposes amount (Average Assets) (Tier 1 Capital)	24,531	24,411
Capital to be well capitalized under prompt corrective action provisions amount (Average Assets) (Tier 1 Capital)	$ 30,664	$ 30,514
Capital actual ratio (Risk-Weighted Assets) (Total Capital)	12.10%	12.00%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Total Capital)	8.00%	8.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Total Capital)	10.00%	10.00%
Capital actual ratio (Risk-Weighted Assets) (Tier 1 Capital)	10.90%	10.80%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Tier 1 Capital)	6.00%	6.00%
Capital actual ratio (Average Assets) (Tier 1 Capital)	8.40%	8.00%
Capital adequacy purposes ratio (Average Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Average Assets) (Tier 1 Capital)	5.00%	5.00%